General, Administrative and Other Operating Expenses	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
General, Administrative and Other Operating Expenses
21.	GENERAL, ADMINISTRATIVE AND OTHER OPERATING EXPENSES

General, administrative and other operating expenses are comprised of the following:

	Years ended December 31,
	2013	2012	2011
Personnel and social contributions	271,591	306,169	313,118
Office expenses	43,666	44,581	53,208
Depreciation	27,717	21,862	21,599
Consumables	23,054	16,980	22,278
Audit and consulting services	22,941	27,537	28,856
Banking charges and services	17,109	17,107	16,428
Social expenses	16,090	20,773	44,490
Fines, penalties	13,619	4,409	4,609
Rent	11,446	10,258	12,276
Business trips	6,109	7,633	10,409
Mitigation of accidents consequences	5,504	4,388	17,786
Insurance	4,700	7,180	7,878
Disposals of property, plant and equipment	4,711	(5,311)	(7,057)
Settlement of litigation	—	16,608	—
Contributions to Mechel Fund	—	—	8,201
Obligation for stream mitigration	—	—	8,364
Other	35,578	34,589	20,801

Total general, administrative and other operating expenses	503,835	534,763	583,244

Contributions to Mechel Fund included founder contributions to the pension fund made by a number of the Group’s entities in the total amount of $8,201 during the year ended December 31, 2011, which based on the management’s interpretation of the Russian legislation do not meet the definition of an asset.

Obligation for stream mitigation in the total amount of $8,364 during the year ended December 31, 2011, represents the cost of removal of the negative environmental impact of the BCG Companies’ mining operations according to Compensatory Mitigation Plans submitted to the U.S. Army Corps of Engineers.

Settlement of litigation in the total amount of $16,608 during the year ended December 31, 2012, represents an accrual for a lawsuit settlement between Suncoke and the BCG Companies for failure of performance of its obligations under contracts to supply coal to Suncoke in 2008.